Operating Leases (Tables)	12 Months Ended
Dec. 31, 2024
Operating Leases [Abstract]
Schedule of Consolidated Balance Sheets

The following table presents balances reported in the consolidated balance sheets related to the Company’s leases:

	As of December 31,
	2023	2024
	USD	USD
Right-of-use asset, net	$72,939	$148,589

Lease liabilities, current	72,230	83,757
Lease liabilities, non-current	-	62,842
Total operating lease liabilities	$72,230	$146,599

The components of lease expenses were as follows:

	For the years ended December 31,
	2023	2024
Lease cost
Amortization of right-of-use assets	$84,108	$85,787
Interest of operating lease liabilities	5,508	2,379
Total	$89,616	$88,166

Schedule of Undiscounted Cash Flows

The following table reconciles the undiscounted cash flows of the Group leases as of December 31, 2024 to the present value of its operating lease payments:

For the year ending December 31	USD
2025	87,578
2026	63,693
Total undiscounted operating lease payments	151,271
Less: imputed interest	(4,672)
Present value of operating lease liabilities	146,599